Note 5 - Acquisitions - Acquisition Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Acquisitions 2020 [Member]
Cash consideration, net of cash acquired	$ 7,252
Acquisition 2019 [Member]
Cash consideration, net of cash acquired		$ 4,964